COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease commitments under non-cancelable operating leases as of December 31, 2015, are as follows:
2016	$1,839
2017	1,131
2018	816
2019 and thereafter	769

$4,555